Schedule II - Valuation and Qualifying Accounts- Summary of Valuation Allowance (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 10,689,001	$ 9,693,936
Charge to Cost and Expense	339,723	1,620,446
Deductions	0	(625,381)
Balance	$ 11,028,724	$ 10,689,001